Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 02, 2011
Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001020425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 02, 2011
Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASFX
Litman Gregory Masters Alternative Strategies Fund (Prospectus Summary) | Litman Gregory Masters Alternative Strategies Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASFNX